LEASE (Details Narrative)				1 Months Ended			9 Months Ended			12 Months Ended
	Mar. 25, 2019	Sep. 12, 2018 USD ($)	Sep. 12, 2018 CNY (¥)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	May 31, 2017	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	May 31, 2014
Lease term of contract							2 years			2 years				3 years
Operating lease liability							$ 2,050,025			$ 1,986,940	$ 2,377,832	$ 207,049	¥ 1,389,731
Operating lease right-of-use asset							$ 2,050,023			$ 2,049,775	$ 2,377,831	$ 207,049	¥ 1,389,731
Operating lease discount percentage							4.75%	4.75%		4.75%	4.75%	4.75%	4.75%
Lease expiration date						May 28, 2023	Mar. 31, 2021			Mar. 31, 2021
Lease payments				$ 1,000,000.0	¥ 7,000,000
Lease description	On March 25, 2019, the parties entered into a supplemental agreement which provided that the Company would transfer the property rights to Buyer if it agreed the Company would get the benefit of the RMB 7,000,000 ($1,042,893) and otherwise pay the remaining balance of RMB 1,200,000 ($178,782) on or prior to March 31, 2019. The RMB 1,200,000 ($178,782) was paid directly to the shareholder on a timely basis and the Company was given the benefit of the RMB 8,900,000 ($1,325,964) delivered to the Shareholder.
Cost of goods sold depreciation							$ 1,739,228	$ 364,834
Gain loss of lease									$ 32,945
Proceeds from sale of machinery							$ 1,340,862
Building [Member]
Proceeds from Sale of Buildings		$ 1,325,964	¥ 8,900,000
Shareholder [Member]
Proceeds from Sale of Buildings		$ 14,898	¥ 100,000
Aixin Shangyan Hotel Management [Member]
Lease term							2 years 3 months			2 years
Minimum [Member]
Lease term							1 month			6 months
Minimum [Member] | AiXintang Pharmacises [Member]
Lease term							2 years			2 years
Maximum [Member]
Lease term							5 years			5 years
Maximum [Member] | AiXintang Pharmacises [Member]
Lease term							5 years			5 years